Statements of Cash Flows - Summary of Significant Non-cash Transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash Flow Statement [Abstract]
Reclassification of other non-current assets to property and equipment			₩ 16
Reclassification of other non-current assets to intangible assets		₩ 12	₩ 9
Increase of accounts payables due to software purchasing	₩ 226